Leases - Summary of future minimum lease payments to be received under noncancelable operating leases (Detail) ¥ in Millions	Sep. 30, 2016 JPY (¥)
Leases
Minimum lease payments to be received, Total	¥ 3,561
Minimum lease payments to be received, Less than 1 year	516
Minimum lease payments to be received, 1 to 2 years	511
Minimum lease payments to be received, 2 to 3 years	511
Minimum lease payments to be received, 3 to 4 years	511
Minimum lease payments to be received, 4 to 5 years	361
Minimum lease payments to be received, More than 5 years	¥ 1,151